New and amended IFRS standards - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 6,720	$ 7,164
Lease liabilities, contractual rent	7,661	8,023	$ 3,467
Depreciation, right-of-use assets	1,193	1,581	1,151
Interest expense on lease obligations	191	225	105
Payments of lease liabilities, classified as financing activities	$ 1,011	$ 977	$ 1,144